Other income/expenses and adjustments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Finance Income
Finance income

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Bank interest earned	1	5	42
Interest earned on short-term investments	–	–	141
Gain on short-term investments	–	39	194

Total	1	44	377

Summary of Finance Costs
Finance costs

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Interest on convertible loan notes	(3,549)	(2,241)	(20)
Interest on bank loan	–	(2,900)	(1,739)
Interest on lease liabilities	(227)	(1,085)	(1,314)
Accreted interest on bank loan	–	–	(1,523)
Modification gain on bank loan	–	–	456
Discounting of provision for deferred cash consideration	(225)	(157)	(221)
Other	(21)	–	(10)

Total	(4,022)	(6,383)	(4,371)

Summary of Changes In The Fair Value Of Financial Instruments
Changes in the fair value of financial instruments

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Changes in the fair value of warrants – private placement	39,535	(45,977)	–
Changes in the fair value of warrants – bank loan	504	(714)	875
Changes in the fair value of embedded derivative	–	(63,158)	–

Total	40,039	(109,849)	875